Marketable Securities and Derivatives - Derivative Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unrealized (loss) gain on derivatives (Note 20)
Unrealized (loss) gain on derivatives (Note 20)	$ (34,069)	$ (14,866)
Derivatives and convertible debentures at FVTPL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	86,409	124,942
(Disposals) additions	1,951	49,827
Transfer on loss of control of subsidiary		679
Unrealized (loss) gain on changes in fair value	(35,099)	(17,725)
Transfer to investment in associates (Note 7)		(3,413)
Spin-out		(69,234)
Foreign exchange	321	1,333
Ending balance	53,582	86,409
Current portion	(11,791)
Long-term portion	41,791
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	321	1,333
Inception gains amortized	709	1,526
Unrealized (loss) gain on changes in fair value	(35,099)	(17,725)
Unrealized (loss) gain on derivatives (Note 20)	(34,069)	(14,866)
Derivatives and convertible debentures at FVTPL | Micron | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	84	1,028
(Disposals) additions	0	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(84)	(944)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	0	84
Current portion	0
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	306	607
Unrealized (loss) gain on changes in fair value	(84)	(944)
Unrealized (loss) gain on derivatives (Note 20)	222	(337)
Derivatives and convertible debentures at FVTPL | Radient | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	65	1,412
(Disposals) additions	0	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(65)	(1,347)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	0	65
Current portion	0
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	403	919
Unrealized (loss) gain on changes in fair value	(65)	(1,347)
Unrealized (loss) gain on derivatives (Note 20)	338	(428)
Derivatives and convertible debentures at FVTPL | Alcanna | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	425	2,400
(Disposals) additions	(49)	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(376)	(1,975)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	0	425
Current portion	0
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(376)	(1,975)
Unrealized (loss) gain on derivatives (Note 20)	(376)	(1,975)
Derivatives and convertible debentures at FVTPL | CTT | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	33	20,140
(Disposals) additions	0	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(33)	(16,694)
Transfer to investment in associates (Note 7)		(3,413)
Spin-out		0
Foreign exchange	0	0
Ending balance	0	33
Current portion	0
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(33)	(16,694)
Unrealized (loss) gain on derivatives (Note 20)	(33)	(16,694)
Derivatives and convertible debentures at FVTPL | Capcium | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,518	0
(Disposals) additions	0	4,883
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(7,518)	2,635
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	0	7,518
Current portion	0
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(7,518)	2,635
Unrealized (loss) gain on derivatives (Note 20)	(7,518)	2,635
Derivatives and convertible debentures at FVTPL | TGOD | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,162	99,471
(Disposals) additions	0	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(23,030)	(75,309)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	1,132	24,162
Current portion	(1,132)
Long-term portion	0
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(23,030)	(75,309)
Unrealized (loss) gain on derivatives (Note 20)	(23,030)	(75,309)
Derivatives and convertible debentures at FVTPL | ACI | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,083	0
(Disposals) additions	0	541
Transfer on loss of control of subsidiary		679
Unrealized (loss) gain on changes in fair value	(6,905)	78,097
Transfer to investment in associates (Note 7)		0
Spin-out		(69,234)
Foreign exchange	0	0
Ending balance	3,178	10,083
Current portion	0
Long-term portion	3,178
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(6,905)	78,097
Unrealized (loss) gain on derivatives (Note 20)	(6,905)	78,097
Derivatives and convertible debentures at FVTPL | Choom | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,369	0
(Disposals) additions	0	20,000
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	1,130	(631)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	20,499	19,369
Current portion	0
Long-term portion	20,499
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	1,130	(631)
Unrealized (loss) gain on derivatives (Note 20)	1,130	(631)
Derivatives and convertible debentures at FVTPL | Investee-B | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14,316	0
(Disposals) additions	0	13,403
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	1,465	(420)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	321	1,333
Ending balance	16,102	14,316
Current portion	0
Long-term portion	16,102
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	321	1,333
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	1,465	(420)
Unrealized (loss) gain on derivatives (Note 20)	1,786	913
Derivatives and convertible debentures at FVTPL | High Tide | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,241	0
(Disposals) additions	2,000	11,000
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	419	(759)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	12,660	10,241
Current portion	(10,659)
Long-term portion	2,001
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	419	(759)
Unrealized (loss) gain on derivatives (Note 20)	419	(759)
Derivatives and convertible debentures at FVTPL | Namaste | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	113	491
(Disposals) additions	0	0
Transfer on loss of control of subsidiary		0
Unrealized (loss) gain on changes in fair value	(102)	(378)
Transfer to investment in associates (Note 7)		0
Spin-out		0
Foreign exchange	0	0
Ending balance	11	113
Current portion	0
Long-term portion	11
Unrealized (loss) gain on derivatives (Note 20)
Foreign exchange gain	0	0
Inception gains amortized	0	0
Unrealized (loss) gain on changes in fair value	(102)	(378)
Unrealized (loss) gain on derivatives (Note 20)	$ (102)	$ (378)